Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-Based Compensation
Share-Based Compensation
We adopted the QIAGEN N.V. Amended and Restated 2005 Stock Plan (the 2005 Plan) in 2005 and the QIAGEN N.V. 2014 Stock Plan (the 2014 Plan) in 2014. The 2005 Plan expired by its terms in April 2015 and no further awards will be granted under the 2005 Plan. The plans allow for the granting of stock rights and incentive stock options, as well as non-qualified options, stock grants and stock-based awards, generally with terms of up to 10 years, subject to earlier termination in certain situations. Generally, options vest over a 3-year period. The vesting and exercisability of certain stock rights will be accelerated in the event of a Change of Control, as defined in the plans. To date, all option grants have been at the market value on the grant date or at a premium above the closing market price on the grant date. We issue Treasury Shares to satisfy option exercises and award releases and had approximately 22 million Common Shares reserved and available for issuance under the 2005 and 2014 Plans at December 31, 2017.
Stock Options
We have not granted stock options since 2013. A summary of the status of employee stock options as of December 31, 2017 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2017	1,439	$19.84
Exercised	(287)	$21.08
Expired	(3)	$18.63
Outstanding at December 31, 2017	1,149	$19.54	3.32	$13,088
Vested at December 31, 2017	1,149	$19.54	3.32	$13,088
Vested and expected to vest at December 31, 2017	1,149	$19.54	3.32	$13,088

The total intrinsic value of options exercised during the years ended December 31, 2017, 2016 and 2015 was $3.3 million, $3.2 million and $7.0 million, respectively. At December 31, 2017, there was no unrecognized share-based compensation expense related to employee stock option awards.
At December 31, 2017, 2016 and 2015, 1.1 million, 1.4 million and 1.7 million options were exercisable at a weighted average price of $19.54, $19.84 and $19.27 per share, respectively. The options outstanding at December 31, 2017 expire in various years through 2023.
Stock Units
Stock units represent rights to receive Common Shares at a future date and include restricted stock units which are subject to time-vesting only and performance stock units which include performance conditions in addition to time-vesting. The final number of performance stock units earned is based on the performance achievement which for some grants can reach up to 120% of the granted shares. There is no exercise price and the fair market value at the time of the grant is recognized over the requisite vesting period, generally 3 to 5 years, and in certain grants 10 years. The fair market value is determined based on the number of stock units granted and the market value of our shares on the grant date. Pre-vesting forfeitures were estimated to be approximately 7.0%. At December 31, 2017, there was $67.5 million remaining in unrecognized compensation cost including estimated forfeitures related to these awards, which is expected to be recognized over a weighted average period of 2.35 years. The weighted average grant date fair value of stock units granted during the years ended December 31, 2017, 2016 and 2015 was $31.12, $23.81 and $24.91, respectively. The total fair value of stock units that vested during the years ended December 31, 2017, 2016 and 2015 was $69.2 million, $27.4 million and $28.7 million, respectively.
A summary of stock units as of December 31, 2017 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2017	10,198
Granted	1,976
Vested	(2,306)
Forfeited	(1,766)
Outstanding at December 31, 2017	8,102	2.30	$250,603
Vested and expected to vest at December 31, 2017	6,914	2.15	$213,861

Compensation Expense
Share-based compensation expense before taxes for the years ended December 31, 2017, 2016 and 2015 totaled approximately $34.4 million, $28.3 million and $23.8 million, respectively, as shown in the table below.

Compensation Expense (in thousands)	2017	2016	2015
Cost of sales	$2,641	$2,553	$2,177
Research and development	5,367	4,735	5,686
Sales and marketing	6,820	4,824	4,815
General and administrative	19,614	16,176	11,083
Share-based compensation expense	34,442	28,288	23,761
Less: income tax benefit (1)	7,407	6,223	5,751
Net share-based compensation expense	$27,035	$22,065	$18,010

(1) Does not include the excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $5.2 million, $0.8 million and $3.3 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

Following the 2016 restructuring program discussed in Note 6, share-based compensation expense in 2017 and 2016 includes forfeitures of $0.7 million and $2.0 million, respectively, in connection with the restructuring terminations. Total share-based compensation expense in 2015 was lower following a reassessment on stock units with performance criteria. No share-based compensation cost was capitalized in inventory in December 31, 2017, 2016 or 2015 as the amounts were not material.